36. Financial instruments and risk management (Details 6) - Risk Variable [Member]	12 Months Ended
Dec. 31, 2019
Probable Scenario [Member] | CDI [Member]
Financial instruments and risk management [line items]
Interest rate variable risk	4.40%
Probable Scenario [Member] | LIBOR [Member]
Financial instruments and risk management [line items]
Interest rate variable risk	1.91%
Probable Scenario [Member] | USD [Member]
Financial instruments and risk management [line items]
Interest rate variable risk	4.0307%
Possible Scenario [Member] | CDI [Member]
Financial instruments and risk management [line items]
Interest rate variable risk	5.50%
Possible Scenario [Member] | LIBOR [Member]
Financial instruments and risk management [line items]
Interest rate variable risk	2.39%
Possible Scenario [Member] | USD [Member]
Financial instruments and risk management [line items]
Interest rate variable risk	5.0384%
Remote Scenario [Member] | CDI [Member]
Financial instruments and risk management [line items]
Interest rate variable risk	6.60%
Remote Scenario [Member] | LIBOR [Member]
Financial instruments and risk management [line items]
Interest rate variable risk	2.87%
Remote Scenario [Member] | USD [Member]
Financial instruments and risk management [line items]
Interest rate variable risk	6.0461%